Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 4,301	€ 4,419
Property, plant and equipment	107,164	110,634
Investment in associates	24,797	5,686
Other receivables	2,129	2,127
Total non-current assets	138,391	122,866
Current assets
Inventories	232,681	208,931
Trade receivables	41,092	35,874
Income tax receivables	742	802
Other receivables	26,857	19,097
Prepayments	42,502	38,578
Marketable securities	0	7,275
Cash and cash equivalents	320,239	392,164
Total current assets	664,113	702,721
Total assets	802,504	825,587
Equity
Share capital	7,818	7,749
Distributable equity	(245,997)	(153,446)
Total equity	(238,179)	(145,697)
Non-current liabilities
Borrowings	229,627	222,996
Contract liabilities	5,000	5,949
Deferred tax liabilities	7,085	5,830
Total non-current liabilities	241,712	234,775
Convertible notes, matures in April 2028
Borrowings	424,984	407,095
Derivative liabilities	197,291	143,296
Convertible notes current	622,275	550,391
Other current liabilities
Borrowings	14,403	14,174
Contract liabilities	1,183	1,184
Trade payables and accrued expenses	94,526	94,566
Other liabilities	22,698	41,176
Income tax payables	3,336	2,299
Provisions	40,550	32,719
Other current liabilities	176,696	186,118
Total current liabilities	798,971	736,509
Total liabilities	1,040,683	971,284
Total equity and liabilities	€ 802,504	€ 825,587